UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     September 18, 2007 to October 15, 2007


Commission File Number of issuing entity: 333-117573-05


                   Origen Manufactured Housing Contract Trust
                       Collateralized Notes, Series 2007-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-117573


                       Origen Residential Securities, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             Origen Financial L.L.C.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    DELAWARE
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   20-1370314
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
     A-1          [   ]           [   ]           [ x ]
     A-2          [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days.   Yes [x]  No [ ]

PART I -DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On October 15, 2007 a distribution was made to holders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A.

        The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Monthly Report distributed to Noteholders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A relating to the October 15, 2007 distribution and Item 601 of Regulation S-K, is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Origen Manufactured Housing Contract Trust
                                Collateralized Notes, Series 2007-A

                      By:       Origen Financial L.L.C.

                                /s/ W. Anderson Geater, Jr.
                                ---------------------------
                      Name:     W. Anderson Geater, Jr.

                      Title:    Chief Financial Officer

                      Date:     October 16, 2007

EXHIBIT INDEX

Exhibit
Number          Description

EX-99.1 Monthly report distributed to Noteholders of Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A relating to the October 15, 2007 distribution.



                                  EXHIBIT 99.1
 Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A
                               October 15, 2007
                               -----------------

                               Table of Contents
                                                                           Page
Distribution Report ........................................................ 2
Factor Report .............................................................. 2
Delinquency Totals ......................................................... 3
Repossession Totals ........................................................ 4
Repossession Totals ........................................................ 4
Bankruptcy Group Total Report .............................................. 4


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                      Bank of New York - ITS - Global Debt
                       2 North LaSalle Street, Suite 1020
                  Chicago, Illinois 60606 / Fax: (312) 267-5210
                     Email: krrichardson@bankofny.com



 Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A
                               October 15, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                            DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                               ENDING
           FACE              PRINCIPAL                                                        REALIZED   DEFERRED    PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL            INTEREST         TOTAL        LOSSES   INTEREST    BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        91,889,000.00     84,852,999.07    1,337,893.33        392,185.85   1,730,079.18     0.00        0.00      83,515,105.74
A2        92,500,000.00     92,500,000.00            0.00        449,652.78     449,652.78     0.00        0.00      92,500,000.00
CERT               0.00              0.00            0.00        315,461.04     315,461.04     0.00        0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   184,389,000.00    177,352,999.07    1,337,893.33      1,157,299.67   2,495,193.00     0.00        0.00     176,015,105.74
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            NOTE
CLASS        CUSIP           PRINCIPAL          PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        68620CAA8        923.42934486       14.55988562       4.26803916       18.82792478       908.86945924      5.942500%
A2        68620CAB6      1,000.00000000        0.00000000       4.86111114        4.86111114     1,000.00000000      6.250000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     961.84153648        7.25581965       6.27640299       13.53222264       954.58571683
-----------------------------------------------------------------------------------------------------------------------------------


 Origen Manufactured Housing Contract Trust Collateralized Notes, Series 2007-A
                               October 15, 2007
                          -----------------------------

Beginning Collection Period                                                                                               09/01/07
Ending Collection Period                                                                                                  09/30/07
Distribution Date                                                                                                         10/15/07

Actual Available for Distribution                                                                                     2,470,575.08

Section 7.05(a)(i)   Principal Payment Allocable to Holders                                                           1,337,893.33

Section 7.05(a)(ii)  Interest Payment Allocable to Holders                                                              841,838.63

Section 7.05(a)(iii) Servicing Fee                                                                                      197,544.77
                     Indenture Trustee Fee                                                                                2,727.94
                     Indenture Trustee Expenses                                                                             854.40
                     Owner Trustee Fee                                                                                        0.00
                     Broker Agent Fee                                                                                    17,986.11
                     Auction Agent Fee                                                                                        0.00

Section 7.05(a)(iv)  Note Insurer Premium                                                                                40,923.51

                     Swap Fixed Payment                                                                                 706,397.00
                     Swap Floating Payment                                                                              793,506.88
                     Swap Payment In                                                                                     87,109.88
                     Swap Payment Out                                                                                         0.00

Section 7.05(a)(v)   Beginning Balance of Contracts                                                                 193,386,894.72
                     Ending Balance of Contracts                                                                    192,049,001.39

Section 7.05(a)(v)   Beginning Number of Contracts                                                                           3,332
Section 7.05(a)(v)   Ending Number of Contracts                                                                              3,322
                     Weighted Average Remaining Maturity - Original                                                         229.80
                     Weighted Average Remaining Term - Current                                                              218.99
                     Weighted Average Contract Rate:                                                                        9.414%

Section 7.05(a)(vi)  Number and Aggregate Principal Amounts of Contracts in Delinquency inlcuding Repossessions

                     Delinquency Totals
                     Group Totals
                     Period          Number    Principal Balance      Percentage
                     30-59 days        23           1,007,154.54           0.52%
                     60-89 days        4              102,050.48           0.05%
                     90+days           7              392,793.54           0.20%
                     Total             34           1,501,998.56           0.78%

Number and Aggregate Principal Amounts of Contracts Repossessed During Reporting Period

                     Repossession Totals
                     Number of Loans        Principal Balance      Percentage
                     0                                   0.00           0.00%

Number and Aggregate Principal Amounts of Contracts in Inventory

                     Repossession Totals
                     Number of Loans        Principal Balance        Percentage
                     2                              55,886.33             0.03%

Number and Aggregate Principal Amounts of Contracts in Bankruptcy

                     Bankruptcy Group Total Report
                     Number of Loans     Principal Balance   Percentage
                             6                 303,814.45        0.16%


Section 7.05(a)(viii)  Principal Prepayments                                                                            893,857.45

                       Liquidation Proceed                                                                                    0.00

Section 7.05(a)(ix)    Realized Losses
                       Current Period                                                                                         0.00
                       Cumulative                                                                                             0.00

Section 7.05(a)(x)     Adjusted Note Balances
                       Class A                                                                                      177,352,999.07

Section 7.05(a)(xi)    Interest Payment Amount
                       Interest Distribution - A-1                                                                      392,185.85
                       Available Funds Cap Carry-Forward Paid - A-1                                                           0.00
                       Available Funds Cap Carry-Forward Amount Remaining - A-1                                               0.00

                       Interest Distribution - A-2                                                                      449,652.78
                       Available Funds Cap Carry-Forward Paid - A-2                                                           0.00
                       Available Funds Cap Carry-Forward Amount Remaining - A-2                                               0.00

Reserve Account Balance                                                                                                  50,000.00

                       Beginning Balance of Overcollateralization Amount                                             16,033,895.65

Section 7.05(a)(xii)   Overcollateralization Target Amount                                                           16,033,895.65
Section 7.05(a)(xiii)  Overcollateralization Amount                                                                  16,033,895.65

Section 7.05(a)(xiv)   Trust Certificate Distribution                                                                   315,461.04

Expense Paid to LLC and DRS                                                                                                   0.00
Servicing Fee Adjustment                                                                                                 27,540.21
Miscellaneous Servicing Expenses                                                                                              0.00

  Copyright 2007 Bank of New York & Co. All rights reserved.
